Prepayments, Other Current Assets and Deposits - Summary of Deposits (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deposits for lottery ticket equipment and office leases	$ 981	5,939	5,463